Restructuring costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Restructuring costs
Restructuring costs	$ 4,120	$ 2,750
Employee termination
Restructuring costs
Number of employees of the entity reduced	264	129
Employee reduction (as a percent)	13.00%	6.00%
Total cost of employee terminations	3,520	2,750
Cash paid for restructuring costs	2,484	1,439
Cost of retiring assets associated with leased properties	$ 600